Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Statement of Cash Flows [Abstract]
Net loss	$ (8,084,646)	$ (13,747,480)	$ (8,857,440)
Items not affecting cash
Depreciation (Note 5)	506,685	612,736	520,838
Financing cost (Note 10)	0	174,802	137,363
Provision for doubtful debts (Note 4)	(66,849)	0	66,849
Stock-based compensation (Note 11)	264,568	927,686	1,749,999
Deferred share units (Note 12)	0	7,565	30,355
Accreted interest (Note 7)	54,469	66,560	219,497
Gain on settlement of convertible debt (Note 7)	(4,419)	0	0
Deferred income tax recovery (Note 15)	(11,042)	0	0
Unrealized foreign exchange loss	57,189	52,613	56,998
Change in non-cash operating assets & liabilities
Accounts receivable	61,861	450,556	(283,994)
Investment tax credits	223,113	(362,360)	44,647
Inventory	(97,480)	(135,984)	(115,667)
Prepaid expenses, sundry and other assets	430,178	(361,702)	175,550
Accounts payable, accrued liabilities and employee costs payable	2,359,518	106,048	599,220
Income tax payable	5,678	0	0
Deferred revenue	(2,362,500)	(300,000)	(450,000)
Cash flows used in operating activities	(6,663,677)	(12,508,960)	(6,105,785)
Financing activities
Repayment of convertible debenture (Note 7)	(461,920)	0	(150,000)
Proceeds from related parties (Note 7)	159,863	0	0
Proceeds from shares to be issued from exercise of Pre-Funded Warrants (Note 14)	0	10,300	0
Proceeds from issuance of shares and warrants (Note 10 and 14)	0	19,644,906	4,000,000
Proceeds from issuance of shares on exercise of warrants (Note 14)	27,953	111,253	324,258
Repayment of capital lease obligations	0	0	(14,829)
Issuance of shares on exercise of stock options (Note 11)	0	0	1,742
Issuance of common shares on at-the-market financing, gross (Note 10)	0	0	2,541,640
Debenture financing (Note 7)	375,000	500,000	0
Offering costs	0	(2,911,505)	(1,020,643)
Cash flows provided from financing activities	100,896	17,354,954	5,682,168
Investing activity
Purchase of property and equipment (Note 5)	(14,474)	(101,178)	(1,823,746)
Cash flows used in investing activities	(14,474)	(101,178)	(1,823,746)
(Decrease) Increase in cash	(6,577,255)	4,744,816	(2,247,363)
Cash, beginning of year	6,641,877	1,897,061	4,144,424
Cash, end of year	64,622	6,641,877	1,897,061
Supplemental cash flow information
Interest paid	139,787	209,675	123,204
Taxes paid	$ 0	$ 0	$ 0